Share-based payment arrangements (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Summary of Changes in Outstanding Stock Options	The table below summarizes the changes in the outstanding stock options:

(in thousands of options and in dollars)	2020		2019
		Weighted		Weighted
	Number	average	Number	average
	of	exercise	of	exercise
	options	price	options	price
Balance, beginning of year	4,422	21.56	5,031	17.66
Granted	99	40.41	909	30.71
Exercised	(1,530)	16.73	(1,462)	13.58
Forfeited	(9)	27.87	(56)	28.14
Balance, end of year	2,982	24.65	4,422	21.56
Options exercisable, end of year	2,111	22.34	3,040	18.45

Summary of Information about Stock Options Outstanding and Exercisable

The following table summarizes information about stock options outstanding and exercisable at December 31, 2020:

(in thousands of options and in dollars)	Options outstanding		Options
			exercisable
		Weighted
		average
	Number	remaining	Number
	of	contractual life	of
Exercise prices	options	(in years)	options
23.40	241	0.6	241
19.12	517	1.6	517
18.83	598	2.6	598
26.82	227	3.1	227
23.70	470	4.1	276
30.71	830	5.2	252
40.41	99	6.6	-
	2,982	3.4	2,111

Schedule of Weighted Average Assumptions Used for Calculating Fair Value of Stock Options Granted	The fair value of the stock options granted was estimated using the Black-Scholes option pricing model using the following weighted average assumptions:
	July 27, 2020	February 27, 2019
Exercise price	40.41	30.71
Average expected option life	4.5 years	4.5 years
Risk-free interest rate	0.71%	1.88%
Expected stock price volatility*	26.29%	24.30%
Average dividend yield	2.62%	2.72%
Weighted average fair value per option of options granted	6.73	6.74

* Expected stock price volatility is based on the historical volatility of the Group’s stock over a period commensurate with the expected term of the award.

Schedule of Deferred Share Unit Plan for Board Members	The following table provides the number of DSUs related to this plan:
(in units)	2020	2019
Balance, beginning of year	348,031	306,042
Board members compensation	29,168	34,144
Paid	(11,512)	-
Dividends paid in units	8,239	7,845
Balance, end of year	373,926	348,031

Restricted Share Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Summary of Changes to Outstanding Options

The table below summarizes changes to the outstanding RSUs:

(in thousands of RSUs and in dollars)	2020		2019
		Weighted		Weighted
	Number	average	Number	average
	of	grant date	of	grant date
	RSUs	fair value	RSUs	fair value
Balance, beginning of year	239	28.08	147	24.87
Granted	145	32.41	153	30.70
Reinvested	8	29.74	7	27.45
Settled	(92)	23.75	(59)	26.73
Forfeited	(1)	31.06	(9)	28.66
Balance, end of year	299	31.54	239	28.08

Summary of Information about Options Outstanding and Exercisable

The following table summarizes information about RSUs outstanding and exercisable as at December 31, 2020:

(in thousands of RSUs and in dollars)	RSUs outstanding
		Remaining
	Number of	contractual life
Grant date fair value	RSUs	(in years)
30.70	152	1.0
32.41	147	2.1
	299	1.5

Performance Share Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Summary of Changes to Outstanding Options

The table below summarizes changes to the outstanding PSUs:

(in thousands of PSUs and in dollars)	2020
		Weighted
	Number	average
	of	grant date
	PSUs	fair value
Balance, beginning of period	-	-
Granted	145	32.41
Reinvested	2	32.41
Balance, end of period	147	32.41

Summary of Information about Options Outstanding and Exercisable

The following table summarizes information about PSUs outstanding and exercisable as at December 31, 2020:

(in thousands of PSUs and in dollars)	PSUs outstanding
Remaining
	Number of	contractual life
Grant date fair value	PSUs	(in years)
32.41	147	2.1